LOSS FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of Operating Loss for Cardiac) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 99,140	$ 99,611	$ 100,195
Operating loss	(37,668)	(39,848)	13,506
Loss for the year	(38,661)	(38,583)	22,187
Loss on remeasurement of assets and liabilities:
Goodwill and intangible assets (note 13)	49,433
Inventories	(2,461)	(3,622)	(2,336)
Taxation	(374)	(8,630)	1,080
Sweden [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Operating expenses		(827)	(58)
Operating loss		(827)	(58)
Interest expenses		(5)	(9)
Loss from discontinued operations before tax		(832)	(67)
Income tax credit/(expense)		186	(324)
Loss for the year		(646)	(391)
Loss on remeasurement of assets and liabilities:
Property, plant and equipment (note 12)		(4,647)
Goodwill and intangible assets (note 13)		(49,433)
Inventories		(2,578)
Closure costs	1,794	(5,846)
Foreign currency translation reserve	(3,080)	(3,779)
Taxation	(323)	4,887
Total loss	(1,609)	(61,396)
Loss for the year from discontinued operations	$ (1,609)	$ (62,042)	$ (391)